SCHEDULE OF BANK LOANS REPAYMENT (Details)	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 1,662,660
2023	4,135,821
2024	394,566
2025	421,264
2026	449,383
2027	479,380
2028	271,961
Total	$ 7,815,035